Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	Trade and Other Payables

	December 31 2020	December 31 2019
	$	$
Trade accounts payable	217.6	225.5
Employee and payroll liabilities	277.4	266.7
Accrued liabilities	81.0	84.2
Trade and other payables	576.0	576.4
During 2020, certain jurisdictions, primarily the United States, the United Kingdom, and Australia permitted companies to defer certain non-corporate tax payments. At December 31, 2020, the Company deferred payments of these non-corporate taxes of $39.4. Of this amount, $26.2 is due before the end of 2021 and is recorded in Trade and Other Payables and $13.2 is due before the end of 2022 and is recorded in Other Liabilities (note 20).